SUBORDINATED DEBT	12 Months Ended
Dec. 31, 2024
Subordinated Debt
SUBORDINATED DEBT

NOTE 9 — SUBORDINATED DEBT

Subordinated promissory notes payable

As part of the consideration for the acquisition of Axxum by the Company, the Company issued two subordinated convertible promissory notes for $250,000 each to the prior members of Axxum as partial consideration for their equity interest in Axxum. These notes became due on May 22, 2020. They carry an annual interest rate of 4% with quarterly coupon payments due on February 22, 2018, May 22, 2018, August 22, 2018, November 22, 2018, February 22, 2019, and the on the 22nd day following the end of each quarter in subsequent periods. Each note is entitled to be converted into 25,000 shares of the Company’s common stock at an effective conversion price of $10.00 per share on or after November 22, 2019. The notes were amended to extend the maturity date to August 1, 2021. During the year ended December 31, 2021, one convertible promissory note of $250,000 was converted into 100,000 shares of common stock. The remaining $250,000 become default and the Company has determined that there was no beneficial conversion feature resulting from the issuance of the note.

As bridge capital until the Company closes the next round of equity capital, the Company issued three promissory notes in the aggregate principal value of $77,250 to two investors. One note with a principal value of $131,250 was due on March 23, 2020, representing $6,250 in Guaranteed Interest; another note with a principal value of $303,000 was due on June 30, 2020, representing $2,500 in original issuance discount and $500 in guaranteed interest; a third note with a principal value of $303,000 was due on October 5, 2020, representing $2,500 in original issuance discount and $500 in interest. The first note carries an annual interest rate of 5%, whereas the other two notes carry an annual interest rate of 4.5% that commenced upon the funding date through the date of repayment. During the year ended December 31, 2020, the Company repaid $437,250; accordingly, as of December 31, 2020, there was one promissory note outstanding with principal of $300,000.

During the year ended December 31, 2021, the Company refinanced the $300,000 outstanding note by issuing a new unsecured promissory note for a principal value of $300,000 with an annual interest rate of 24.0%. Additionally, the Company issue a second and third unsecured promissory note for working capital purposes in the amounts of $300,000 and $100,000, each with an annual interest rate of 24.0%.

On April 20, 2022, the Company issued to an otherwise unaffiliated investor a $100,000 promissory note for $100,00 in gross proceeds.

On June 21, 2022, the Company issued to an otherwise unaffiliated investor a $125,000 promissory note for $125,000 in gross proceeds.

On September 21, 2022, the Company issued to an otherwise unaffiliated investor a $355,000 promissory note for $205,000 in gross proceeds. The company has existing borrowing of $125,000, that is being refinanced and is now included in this note.

On November 23, 2022, the Company retired two promissory notes, one note totaling $355,000, and a second note totaling $100,000.

On February 25, 2023, the Company issued to an otherwise unaffiliated investor a $333,333 promissory note for $300,00 in gross proceeds.

On February 28, 2023, the Company issued to an otherwise unaffiliated investor a $277,778 promissory note for $250,000 in gross proceeds.

On September 6, 2024, the Company issued a promissory note in the amount of $13,500 for $10,000 in proceeds to an unaffiliated investor.

On September 6, 2024, the Company issued a promissory note in the amount of $13,500 for $10,000 in proceeds to an unaffiliated investor.

On September 6, 2024, the Company issued a promissory note in the amount of $13,500 for $10,000 in proceeds to an unaffiliated investor.

On November 22, 2024, the Company issued a promissory note in the amount of $15,789 for $15,000 in proceeds to an unaffiliated investor.

On November 22, 2024, the Company issued a promissory note in the amount of $5,263 for $5,000 in proceeds to an unaffiliated investor.

On November 22, 2024, the Company issued a promissory note in the amount of $31,579 for $30,000 in proceeds to an unaffiliated investor.

On November 22, 2024, the Company issued a promissory note in the amount of $10,526 for $10,000 in proceeds to an unaffiliated investor.

On December 5, 2024, the Company issued a promissory note in the amount of $70,000 for $70,000 in proceeds to an unaffiliated investor.

On December 20, 2024, the Company issued a promissory note in the amount of $5,100 for $5,000 in proceeds to an unaffiliated investor.

On December 20, 2024, the Company issued a promissory note in the amount of $42,000 for $40,000 in proceeds to an unaffiliated investor.

As of December 31, 2024 and 2023, the Company had outstanding notes payable of $2,156,989 and $1,561,111 respectively.

During the years ended December 31, 2024 and 2023, the Company record amortization of debt discount of $4,378  and $940,056, respectively.

Subordinated Convertible Promissory notes payable

On March 22, 2022, the Company issued subordinated convertible promissory notes with principal value of $526,315 to six investors. While subordinate to bank lender the notes are secured by The Company’s assets. The Company issued to an independent director a $236,842 subordinated convertible note. The Company issued to an otherwise unaffiliated investors of subordinated convertible notes in principal amounts of $52,631 to three investors, $105,263 to a fifth investor and $26,315 to a sixth investor. The notes carry annual interest rate of 8% that commenced upon funding date through the date of repayment.

On November 22, 2022, the Company issued to three otherwise unaffiliated investors $2,777,778 promissory notes, 394,011 common shares and 984,557 warrants for $2,500,000 in gross proceeds.

As of December 31, 2024 and 2023, the Company had outstanding convertible promissory notes of $3,333,335.

The company entered a Business Combination Agreement (BCA) with Western Acquisition Ventures in November 2022. As a result of consummating the BCA, Cycurion raised $3,333,334 of debt capital on November 21, 2022, from nine (9) unaffiliated investors who were issued for convertibles notes, warrants, and common shares. The convertible notes had a maturity date of November 21, 2023, and an interest rate of 8%. They were also issued to convert to equity upon completing the merger between Cycurion and WAVS. The notes are in default but the investors continue to accrue interest as we persue our merger go-public transaction